Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Audit and other assurance services
Total auditors' remuneration	$ 994,806	$ 945,568	$ 969,983
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	669,603	745,021	747,783
Other audit services	180,339	67,238	91,750
Total auditors' remuneration	849,942	812,259	839,533
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	144,864	133,309	130,450
Total auditors' remuneration	$ 144,864	$ 133,309	$ 130,450